Loans - Schedule of Non-Covered and Covered Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	$ 10,996,500	$ 8,772,226
Covered loans receivable	444,544	719,793
Total loans receivable	11,441,044	9,492,019
Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	444,544	719,793	1,092,756
Covered Loans [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	187,873	387,332	640,843
Non-Covered Legacy Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	9,668,714	8,288,321
Non-Covered Acquired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	1,327,786	483,905
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	220,386	424,357
Total loans receivable	7,814,082	6,863,418
Commercial Loans [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	189,126	387,332
Total loans receivable	4,405,133	3,867,305
Commercial Loans [Member] | Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	31,260	37,025
Total loans receivable	3,408,949	2,996,113
Commercial Loans [Member] | Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	220,386	424,357
Commercial Loans [Member] | Covered Loans [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	189,126	387,332
Commercial Loans [Member] | Covered Loans [Member] | Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	31,260	37,025
Commercial Loans [Member] | Non-Covered Legacy Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	7,002,198	6,040,955
Commercial Loans [Member] | Non-Covered Legacy Loans [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	3,718,058	3,134,904
Commercial Loans [Member] | Non-Covered Legacy Loans [Member] | Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	3,284,140	2,906,051
Commercial Loans [Member] | Non-Covered Acquired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	591,498	398,106
Commercial Loans [Member] | Non-Covered Acquired Loans [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	497,949	345,069
Commercial Loans [Member] | Non-Covered Acquired Loans [Member] | Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	93,549	53,037
Residential Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	128,024	154,025
Total loans receivable	1,080,297	586,532
Residential Mortgage Loans [Member] | Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	128,024	154,025
Total loans receivable	1,048,241	577,082
Residential Mortgage Loans [Member] | Construction / Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans receivable	32,056	9,450
Residential Mortgage Loans [Member] | Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	128,024	154,025
Residential Mortgage Loans [Member] | Covered Loans [Member] | Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	128,024	154,025
Residential Mortgage Loans [Member] | Non-Covered Legacy Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	527,694	414,372
Residential Mortgage Loans [Member] | Non-Covered Legacy Loans [Member] | Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	495,638	404,922
Residential Mortgage Loans [Member] | Non-Covered Legacy Loans [Member] | Construction / Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	32,056	9,450
Residential Mortgage Loans [Member] | Non-Covered Acquired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	424,579	18,135
Residential Mortgage Loans [Member] | Non-Covered Acquired Loans [Member] | Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	424,579	18,135
Consumer and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	96,134	141,411
Total loans receivable	2,546,665	2,042,069
Consumer and Other Loans [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	92,430	137,122
Total loans receivable	1,601,105	1,291,792
Consumer and Other Loans [Member] | Indirect Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans receivable	397,158	375,236
Consumer and Other Loans [Member] | Consumer - Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	3,704	4,289
Total loans receivable	548,402	375,041
Consumer and Other Loans [Member] | Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	96,134	141,411
Consumer and Other Loans [Member] | Covered Loans [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	92,430	137,122
Consumer and Other Loans [Member] | Covered Loans [Member] | Consumer - Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered loans receivable	3,704	4,289
Consumer and Other Loans [Member] | Non-Covered Legacy Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	2,138,822	1,832,994
Consumer and Other Loans [Member] | Non-Covered Legacy Loans [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	1,290,976	1,101,227
Consumer and Other Loans [Member] | Non-Covered Legacy Loans [Member] | Indirect Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	396,766	373,383
Consumer and Other Loans [Member] | Non-Covered Legacy Loans [Member] | Consumer - Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	451,080	358,384
Consumer and Other Loans [Member] | Non-Covered Acquired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	311,709	67,664
Consumer and Other Loans [Member] | Non-Covered Acquired Loans [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	217,699	53,443
Consumer and Other Loans [Member] | Non-Covered Acquired Loans [Member] | Indirect Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	392	1,853
Consumer and Other Loans [Member] | Non-Covered Acquired Loans [Member] | Consumer - Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered loans receivable	$ 93,618	$ 12,368